SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
SHAREHOLDERS' EQUITY	SHAREHOLDERS’ EQUITY
On October 18, 2023, the Company effected a reverse share split of the Company’s Class A ordinary shares and Class B ordinary shares at the ratio of 1-for-30, such that (i) each thirty (30) Class A ordinary shares, without par value, were consolidated into one (1) Class A ordinary share, without par value and (2) each thirty (30) Class B ordinary shares, without par value, were consolidated into one (1) Class B ordinary share, without par value. As a result, all Ordinary Class A shares, Ordinary Class B shares, options for Ordinary Class A Shares, exercise price and net loss per share amounts were adjusted retroactively for all periods presented in these consolidated financial statements as if the stock reverse split had been in effect as of the date of these consolidated financial statements. Following the reverse share split an additional amount of 15,890 shares was issued to reflect rounding differences resulting from fractional Class A ordinary shares.

Composition of share capital:

	December 31, 2023		December 31, 2022
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares		Number of shares
Class A Ordinary shares, no par value (1)	33,333,333	8,452,260	33,333,333	8,135,348
Class B Ordinary shares, no par value (2)	2,780,570	2,780,570	2,780,570	2,780,570
	36,113,903	11,232,830	36,113,903	10,915,918

(1) Each Class A Ordinary Share has the right to exercise one vote, to participate pro rata in all the dividends declared by the Board of Director’s of the Company and the rights in the event of the Company’s winding up are to participate pro-rata in the total assets of the Company.

(2) Class B Ordinary Shares, which are held by the founders, are entitled to cast ten votes per each Class B Ordinary Share held as of the applicable record date. Specific actions set forth in REE’s Amended and Restated Articles may not be effected by REE without the prior affirmative vote of 100% of the outstanding REE Class B Ordinary Shares, voting as a separate class. Each Class B Ordinary Shares will be automatically suspended upon the tenth anniversary of the closing of the Merger. There are no economic or participating rights to this class of shares.

Equity transactions

On August 16, 2022, the Company entered into the ATM Sales Agreement with BofA Securities, Inc., or BofA, pursuant to which the Company may offer and sell, at its option, up to $75,000 of Class A Ordinary Shares through an “at-the-market” equity program under which BofA agreed to act as sales agent. As of December 31, 2023, we have not sold any of our Class A Ordinary Shares under the ATM Sales Agreement.

For information regarding the completion of the registered exchange offer for the Company's outstanding warrants during the year 2022, see Note 16 - Warrant Liabilities.

On July 14, 2023, the Company entered into the H.C. Wainwright Agreement with H.C. Wainwright, pursuant to which the Company may offer and sell, at its option, up to $35,000 of Class A Ordinary Shares through an “at-the-market” equity program under which H.C. Wainwright act as the Company’s sales agent. As of December 31, 2023, the Company sold 75,912 Class A Ordinary Shares under the ATM Sales Agreement for total gross proceeds of approximately $657. For further information regarding additional shares sold under the ATM Sales Agreement, see also Note 22.

For further information regarding public offering to offer and sell the Company’s Class A Ordinary Shares, see Note 22.